Other commitments and contingencies	9 Months Ended
Sep. 30, 2011
Other commitments and contingencies [Abstract]
Other commitments and contingencies
Note 13:  Other commitments and contingencies

Information regarding indemnifications, environmental matters and self-insurance can be found under the caption “Note 14: Other commitments and contingencies” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.  No significant changes in these items occurred during the nine months ended September 30, 2011.